SCHEDULE OF BUSINESS SEGMENT AND GEOGRAPHY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total	$ 38,359	$ 33,406	$ 29,886
SINGAPORE
Disaggregation of Revenue [Line Items]
Total	15,811	13,884	20,874
AUSTRALIA
Disaggregation of Revenue [Line Items]
Total	9,056	10,064	167
Other Countries [Member]
Disaggregation of Revenue [Line Items]
Total	13,492	9,458	8,845
Equipment Sales [Member]
Disaggregation of Revenue [Line Items]
Total	32,202	26,095	22,045
Services [Member]
Disaggregation of Revenue [Line Items]
Total	2,354	2,892	2,746
Sales At A Single Point In Time [Member]
Disaggregation of Revenue [Line Items]
Total	34,556	28,987	24,791
Rental [Member]
Disaggregation of Revenue [Line Items]
Total	$ 3,803	$ 4,419	$ 5,095